Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value through Other Comprehensive Income
10.	Financial Assets at Fair Value through Other Comprehensive Income

(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	~~W~~	285,054	—	(170)	73,891	1,321	360,096
Unlisted		212,762	4,000	—	88,256	4,691	309,709

		497,816	4,000	(170)	162,147	6,012	669,805

Debt securities
Corporate bond		4,627	—	—	418	—	5,045

	~~W~~	502,443	4,000	(170)	162,565	6,012	674,850

Current financial assets at fair value through other comprehensive income	~~W~~	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		502,443	4,000	(170)	162,565	6,012	674,850

		2025
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	~~W~~	360,096	—	(3,091)	160,245	1	517,251
Unlisted		309,709	—	(10)	52,343	1,086	363,128

		669,805	—	(3,101)	212,588	1,087	880,379

Debt securities
Corporate bond		5,045	—	—	(251)	—	4,794

	~~W~~	674,850	—	(3,101)	212,337	1,087	885,173

Current financial assets at fair value through other comprehensive income	~~W~~	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		674,850	—	(3,101)	212,337	1,087	885,173

(2)	Financial assets at fair value through other comprehensive income as of December 31, 2024 and 2025 are as follows:

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	~~W~~	173,201	93,733	93,733
KG Mobility Co., Ltd.	12,205	0.01%		428	46	46
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	46	0.00%		15	—	—
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	34	34
PAN Ocean Co., Ltd.	1,492	0.00%		14	5	5
HD Hyundai Marine Engine Co., Ltd. (formerly, STX Heavy Industries Co., Ltd.)	61,455	0.22%		430	1,503	1,503
Codes Combine Co., Ltd.	291	0.00%		1	—	—
PT Almatri Resources Indonesia (formerly, PT Adaro Energy Tbk.)	480,000,000	1.60%		65,028	106,259	106,259
Denison Mines Corp.	58,284,000	7.46%		84,134	155,766	155,766
Paladin Energy (formerly, Fission Uranium Corp.	100,000	0.01%		41	74	74
KS Industry Co., Ltd (formerly, SangSangin Industry Co., Ltd.)	1,457	0.01%		38	3	3
Vitzrosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	1	1
Vissem electronics, Co., Ltd.	301	0.00%		11	1	1
KC Industry Co., Ltd.	139	0.00%		6	—	—
Aone Alform Co., Ltd.	2,672	0.04%		19	3	3
Ihsung CNI Co., Ltd.	142,860	4.43%		1,500	1,314	1,314
Kodaco Co., Ltd.	131,698	0.85%		1,317	1,354	1,354

				326,430	360,096	360,096

Unlisted (*1)
Set Holding (*2)	1,100,220	2.50%	~~W~~	229,255	258,974	258,974
SGC Greenpower Co., Ltd.	580,000	5.00%		2,900	5,570	5,570
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd. (Unlisted)	127,660	3.96%		1,500	2,160	2,160
H Robotics Co., Ltd.	903,601	7.05%		4,000	331	331
Good Tcells Co., Ltd.	11,364	0.33%		500	571	571
IPS Bio Co., Ltd.	1,975	3.13%		1,000	896	896
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Orano Expansion	5,742,405	4.72%		—	—	—
Common Computer Co., Ltd.	3,856	1.64%		1,000	1,189	1,189
Fine Powerex Co., Ltd.	72,633	4.58%		1,500	1,610	1,610
Agencore Co., Ltd.	175,779	8.08%		2,200	2,514	2,514
SamHong Machinery Co., Ltd.	617,535	11.06%		7,000	8,318	8,318
Aloha Factory Co., Ltd.	2,970	3.70%		1,000	552	552
Dailyshot Co., Ltd.	1,695	1.85%		1,001	1,250	1,250
Mediquitous Co., Ltd.	5,080	0.58%		1,250	1,442	1,442
Black Materials Co., Ltd.	37,038	8.31%		500	500	500
Monit Co., Ltd.	166,667	7.14%		1,000	1,000	1,000
3i Powergen Inc.	—	15.00%		1,482	—	—
Enersys Co., Ltd.	9,763	19.62%		2,050	2,050	2,050
Kalman Co., Ltd.	23,172	9.54%		1,000	1,000	1,000
Himet Co., Ltd.	1,754,386	13.93%		5,000	5,000	5,000
PT. Kedap Sayaaq	671	10.00%		18,540	—	—
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pioneer Gas Power Limited (*5)	123,200,010	38.50%		49,831	—	—
Bobaek C&S Co., Ltd.	13,246	0.87%		2,000	2,000	2,000
BDI Co., Ltd. (*3,4)	6,390,478	32.50%		—	—	—
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SAMBO AUTO. Co., Ltd.	15,066	0.02%	~~W~~	38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Pyungsan SI Co., Ltd.	434	0.01%		4	4	4
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
Newasia Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Biwang Industry Co., Ltd.	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		27	27	27
Yuil Industrial Electronics Co., Ltd.	804	0.32%		16	16	16
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	23	23
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		147	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	6	6
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
B CON Co., Ltd.	96	1.16%	￦	6	6	6
Ace Integration Co., Ltd.	105	0.09%		23	23	23
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		135	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Sevenvalley JC	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—
P r otronics Co., Ltd.	843	0.42%		84	6	6
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co., Ltd.	47	0.21%		2	2	2
Samdo Industry Electric Co., Ltd.	48	0.02%		—	—	—
Shinsei Trading Co., Ltd.	64	0.72%		5	5	5
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co., Ltd.	38,202	1.48%		191	17	17
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co., Ltd.	555	0.80%		3	3	3
Sewoon Bus Co., Ltd.	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		12	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Industry Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		20	20	20

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Miretech Co., Ltd.	9,111	0.27%	￦	18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		16	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Won k wang Door Corp.	575	1.00%		29	29	29
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sungchang Tech Co., Ltd.	159	0.31%		10	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Caffe Bene Co., Ltd.	1,908	0.03%		9	9	9
Jinhung Packaging Co., Ltd.	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ewon materials Co., Ltd.	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
S.I.T. Co., Ltd.	2,213	0.44%		22	22	22
Taejin Hi t ech Co., Ltd.	78	0.26%		3	3	3
Head win Co., Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co., Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Buyoung Panji Co., Ltd.	478	0.44%	￦	12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co., Ltd.	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		—	—	—
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		—	—	—
Coco Food Co., Ltd.	648	1.24%		32	32	32
Woori Industry Co., Ltd.	102	1.05%		20	20	20
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Getron Co., Ltd.	7,259	0.20%		36	4	4
Jungmun Co., Ltd.	19	0.26%		2	2	2
JM Tech Co., Ltd.	403	0.67%		81	10	10
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Hyundai Tech Co., Ltd.	28	0.69%	￦	10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%		12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1
SungJin Tech Co., Ltd.	803	1.20%		24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	2	2
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Vorn tech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		4	4	4
Irefarm Co., Ltd.	45	0.30%		3	3	3
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		2	2	2
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13
CIC Tech Co., Ltd.	96	0.54%		10	10	10
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		16	16	16
Steel focus Co., Ltd.	154	0.20%		5	5	5
Kamada Korea Co., Ltd.	437	0.33%		23	23	23
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Ewon Art Co., Ltd.	185	0.61%	￦	9	9	9
DI Tech Co., Ltd.	3	0.00%		1	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		4	3	3
Daesung Stain Co., Ltd.	32	0.32%		2	1	1
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	1	1
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	1,096	0.13%		16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	—	—
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4
MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Eunsung Industrial Co., Ltd.	3	0.03%		—	—	—
KPE Co., Ltd.	51	0.19%		13	13	13
Dongbangfarms Co., Ltd.	904	0.55%		40	4	4
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Shinjin International Corporation Co., Ltd.	4	0.01%		1	1	1
RMK Co., Ltd.	63	0.90%		22	22	22
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Seohan Food Co., Ltd.	83	0.19%		2	2	2

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
JSL Co., Ltd.	51	0.49%	￦	3	3	3
Seil Textile Co., Ltd.	16	0.15%		3	3	3
Sungdo Pack Co., Ltd.	15	0.06%		1	1	1
Coffeenie Co., Ltd.	2	0.00%		—	—	—
Medi Pharma Plan Co., Ltd.	1,075	0.26%		108	7	7
Woori Ascon Co., Ltd.	25	0.34%		10	10	10
Cheonwoo E.P.S Co., Ltd.	371	1.10%		19	19	19
Koa Tech Co., Ltd.	1,244	0.77%		12	12	12
SKE Cable Co., Ltd.	120	0.08%		6	6	6
Hi Korea Co., Ltd.	1,845	1.94%		185	21	21
Daeheung Engineering Co., Ltd.	65	0.01%		1	1	1
Etapol Co., Ltd.	1,361	0.54%		41	41	41
Yoongwon Korea Co., Ltd.	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd.	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd.	59	0.03%		2	2	2
Yuil Engineering Co., Ltd.	14	0.03%		1	1	1
Taesan Co., Ltd.	146	0.69%		35	35	35
Thermo Tec Co., Ltd.	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd.	6	0.02%		1	1	1
SangMoo Steel Co., Ltd.	24	0.04%		2	2	2
Jungin Distribution Co., Ltd.	17	0.00%		3	3	3
TheSun Co., Ltd.	77	0.06%		1	1	1
ChoungHwa Precise Co., Ltd.	428	0.08%		43	4	4
Snopa Co., Ltd.	458	0.01%		5	5	5
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Samhyup Co., Ltd.	376	0.91%		38	38	38
Gogang Aluminum Co., Ltd.	828	1.52%		41	41	41
Taekwang Paper Board Co., Ltd.	133	0.49%		23	23	23
NY Tech Co., Ltd.	33	0.15%		2	2	2
Dongbang Metal Co., Ltd.	1,985	0.32%		20	20	20
Samwang Co., Ltd.	170	0.25%		17	17	17
Guseul Co., Ltd.	89	0.23%		9	9	9
Gaone International Co., Ltd.	54	0.29%		14	14	14
Dongyang Pratech Co., Ltd.	265	1.21%		29	29	29
Samjin Placo Co., Ltd.	661	0.52%		33	33	33
MS Steel Industrial Co., Ltd.	167	0.40%		8	8	8
STS Global Co., Ltd.	9	0.04%		—	—	—
Y Tech Co., Ltd.	855	0.65%		34	34	34
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd.	165	0.15%		3	3	3
SFC International Co., Ltd.	11	0.01%		1	1	1
Hana ITM Inc.	8,443	0.70%		84	84	84
Jeuvis Co., Ltd.	191	0.30%		2	2	2
JBM Co., Ltd.	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd.	27	0.08%		2	2	2
MS Precision Co., Ltd.	220	0.16%		22	22	22
YM Tech Co., Ltd.	2	0.01%		—	—	—
C&C ENG Co., Ltd.	439	1.59%		22	22	22
Daejoo E&G Co., Ltd.	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd.	31	0.22%		—	—	—

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Shin Heung Precision Co., Ltd.	93	4.63%	￦	4	4	4
TaeGwang P&C Co., Ltd.	530	0.90%		13	13	13
KyeongGwang Tech Co., Ltd.	244	1.04%		7	7	7
Wonil Image Maker Inc.	16	0.04%		—	—	—
Vehicle System Co., Ltd.	225	0.19%		23	23	23
Moohan Enterprise Co., Ltd.	63	0.12%		3	3	3
C&A Industries Co., Ltd.	42,062	0.26%		21	21	21
CH Solution Co., Ltd.	1,456	0.16%		4	4	4
Value Invest Korea Co., Ltd.	8	0.00%		2	2	2
HNT Co., Ltd.	8,567	0.09%		9	9	9
Sunquen Co., Ltd.	4	0.01%		—	—	—
Shabath Co., Ltd.	48	0.04%		6	6	6
Woori Elec Co., Ltd.	102	0.17%		6	6	6
Dong-Yang Special Casting Co., Ltd.	1,027	0.41%		21	21	21
Haegang Industry Co., Ltd.	1,687	1.13%		25	25	25
Daone Co., Ltd.	860	0.23%		9	9	9
Yeowoon Co., Ltd.	3	0.00%		1	1	1
Evertrue Co., Ltd.	15	0.00%		—	1	1
Libechen Co., Ltd.	151	0.13%		8	8	8
Hongin Co., Ltd.	149	0.22%		45	45	45
Bolim Co., Ltd.	37	0.10%		5	5	5
Neo Life Co., Ltd.	19	0.04%		—	—	—
T-Eng Co., Ltd.	123	1.05%		25	25	25
Badanuri	8	0.10%		2	2	2
Ki Soo Precision Co., Ltd.	325	0.44%		98	27	27
DNGV	5,516	0.14%		11	11	11
BJ Korea	446	0.81%		40	40	40
R&S Co., Ltd.	291	0.61%		4	4	4
Daekyoung Co., Ltd.	85	0.66%		17	17	17
Dongyang Environment	141	0.38%		7	7	7
KEE Co., Ltd.	64	0.63%		13	13	13
Asia Platech Co., Ltd.	932	3.59%		47	47	47
HyoChang Industrial Co., Ltd	10,930	0.59%		5	5	5
Semin Environmental Design Co., Ltd.	14	0.04%		—	—	—
JungAng PNA Co., Ltd.	385	0.61%		8	8	8
CNEGS Co., Ltd.	80	0.07%		7	7	7
HaeDeuRim Co., Ltd.	70	0.41%		11	11	11
CMTI Co., Ltd.	65	0.15%		2	2	2
JMT Co., Ltd.	6,133	0.39%		15	15	15
SeJung Precision Industrial Co., Ltd.	141	0.43%		14	14	14
SGTech	30	0.66%		3	3	3
OhBakSaDatkeom Co., Ltd.	52	0.23%		3	3	3
GeumChangHwaseom Co., Ltd.	119	1.02%		12	12	12
SeongMinSusan Co., Ltd.	371	0.09%		4	4	4
DreamFact Co., Ltd.	77	0.10%		3	3	3
DonEWorld Co., Ltd.	125	0.68%		10	10	10
DongSuh Co., Ltd.	18	0.23%		2	2	2
Dondodam Co., Ltd.	262	0.34%		13	13	13
Vision Food Co., Ltd.	1,732	1.00%		87	87	87
A One Metal Co., Ltd.	156	0.89%		16	16	16

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
ECO Plus Co., Ltd.	2,786	0.91%	￦	3	3	3
Seong An Synthetics Co., Ltd.	200,684	2.91%		2,007	2,007	2,007
DaeWoon Tech Co., Ltd.	106	0.26%		3	3	3
KoWEEO Co., Ltd.	38	0.05%		2	2	2
IK Co., Ltd.	14	0.06%		1	1	1
Eco Join Co., Ltd.	145	0.03%		2	2	2
Yuk Hwawon Co., Ltd.	567	0.25%		12	12	12
Yun Hwawon FND Co., Ltd.	496	0.84%		25	25	25
GoRyeoInSam Co., Ltd.	197	0.41%		30	30	30
HyeJin IND Co., Ltd.	77	0.26%		4	4	4
Cheongsong JungAng Aluminum Co., Ltd.	1,300	0.14%		20	20	20
Easy Tape Co., Ltd.	144	0.30%		14	14	14
Gyeonganaseukon	51	0.85%		10	10	10
Biseullo Co., Ltd.	11	0.03%		1	1	1
Cest Co., Ltd.	152	1.43%		76	76	76
MDT Co., Ltd.	57	0.30%		6	6	6
KDP Sieori Co., Ltd.	511	0.50%		6	6	6
KREMS Co., Ltd.	868	0.81%		347	347	347
Hanam Industrial Co., Ltd.	87	0.80%		13	13	13
R Light Co., Ltd.	437	0.41%		5	5	5
Daewon SNP Co., Ltd.	2,656	0.44%		93	93	93
Goryeo Filter Co., Ltd.	31	0.07%		2	2	2
Daehan Special Metal Co., Ltd.	2,326	5.89%		931	931	931
Hungaforming Co., Ltd.	397	0.64%		20	20	20
HyeopJin PL Co., Ltd.	7,889	0.72%		39	39	39
Seun Co., Ltd.	61	0.69%		3	3	3
AOS Co., Ltd.	25	0.16%		1	1	1
SamHan Industrial Co., Ltd.	215	0.45%		3	3	3
YangJI EnterPrise Co., Ltd.	16	0.04%		3	3	3
GyungNam Metal Co., Ltd.	698	0.07%		17	17	17
Yoolim industrial Co., Ltd.	1,560	1.98%		234	234	234
Haemirae Co., Ltd.	57	0.25%		4	4	4
KROPC Co., Ltd.	1,297	1.19%		26	26	26
Mirae Seesco Co. Ltd.	17	0.04%		2	2	2
SungMin Industrial Co., Ltd.	229	2.80%		34	34	34
Kunyang Co., Ltd.	44	0.12%		4	4	4
CAT Co., Ltd.	40	0.27%		3	3	3
JeongJin Nurimaru Co., Ltd.	218	1.08%		33	33	33
GeunHo Precision Co., Ltd.	1,770	0.98%		133	133	133
HwaIn Inemtek Co., Ltd.	327	0.60%		43	43	43
TS Steel Co., Ltd.	202	0.13%		20	20	20
SaeHan Food Co., Ltd.	23	0.40%		5	5	5
SamYeong Engineer Co., Ltd.	501	0.55%		10	10	10
GumYoung General Co., Ltd.	6,522	0.06%		13	13	13
SaeUm Global Co., Ltd.	207	0.06%		5	5	5
Work life balance Co., Ltd.	9	0.92%		1	1	1
YuJin Hightech Co., Ltd.	152	0.58%		15	15	15
GOC Co., Ltd.	4,415	0.16%		44	44	44
Fraijour Queen Co., Ltd.	73	0.56%		3	3	3
Wnt Co., Ltd.	57	0.19%		6	6	6

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Tae Gwang Engineer Co., Ltd.	406	2.60%	￦	41	41	41
GSB Co., Ltd.	370	1.03%		37	37	37
MCI Co., Ltd.	760	0.12%		23	23	23
Wonchang steel Co., Ltd.	66	0.16%		7	7	7
GukWon Construction Co., Ltd.	9	0.00%		—	—	—
Friend Co., Ltd.	2,745	0.46%		55	55	55
AppleLind Networks Co., Ltd.	2,417	0.12%		11	11	11
HSC Co., Ltd.	7,174	2.69%		36	36	36
ChangShin Plant Co., Ltd.	108	1.40%		22	22	22
PyeongKang Precision Co., Ltd.	3	0.01%		—	—	—
ShinSung Co., Ltd.	66	0.58%		13	13	13
DreamHightech Co., Ltd.	137	0.16%		7	7	7
WooHo Construction Co., Ltd.	35	0.02%		2	2	2

				352,191	309,709	309,709

Debt securities (*1)
Aron Flying Ship Co., Ltd.	—	—	￦	491	535	535
Ino Platech Co., Ltd.	—	—		1,080	1,194	1,194
Daebon Tech Co., Ltd.	—	—		3,000	3,316	3,316

				4,571	5,045	5,045

			￦	683,192	674,850	674,850

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2024.

(*3)
During the year ended December 31, 2023, the Company acquired additional shares in BDI Co., Ltd. through a debt-to-equity swap as part the entity’s corporate rehabilitation process. As the Company cannot hold significant influence over the entity until the completion of the corporate rehabilitation procedures, the Company has accounted for the investment in the entity as financial assets at fair value through other comprehensive income.

(*4)	During the year ended December 31, 2024, BDI Co., Ltd. was delisted as the Court dismissed the application for temporary injunction requiring the suspension of delisting decision and others.

(*5)
The entity is undergoing corporate rehabilitation procedures for the year ended December 31, 2024 and the Company cannot hold significant influence over the entity until the corporate rehabilitation procedures are completed. Therefore, investments in the entity were reclassified as financial assets at fair value through other comprehensive income.

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	218,255	218,255
KG Mobility Co., Ltd.	12,205	0.01%		428	43	43
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	46	0.00%		15	—	—
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	26	26
PAN Ocean Co., Ltd.	1,492	0.00%		14	6	6
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Almatri Resources Indonesia	480,000,000	1.60%		65,028	74,369	74,369
Denison Mines Corp.	58,284,000	7.46%		84,134	222,278	222,278
Paladin Energy	10,760	0.01%		41	98	98
KS Industry Co., Ltd	1,457	0.01%		38	1	1
Vitzrosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	1	1
Vissem electronics, Co., Ltd.	301	0.00%		11	2	2
KC Industry Co., Ltd.	139	0.00%		6	—	—
Ihsung CNI Co., Ltd.	142,860	4.43%		1,500	813	813
Aone Alform Co., Ltd.	2,672	0.04%		19	3	3
Kodaco Co., Ltd.	131,698	0.85%		1,317	1,354	1,354
Winiaaid Co., Ltd.	129	0.00%		1	1	1

				326,001	517,251	517,251

Unlisted (*1)
Set Holding (*2)	1,100,220	2.50%	￦	229,255	310,808	310,808
SGC Greenpower Co., Ltd.	580,000	5.00%		2,900	5,807	5,807
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd. (Unlisted)	127,660	3.96%		1,500	2,144	2,144
H Robotics Co., Ltd.	903,601	7.05%		4,000	399	399
Good Tcells Co., Ltd.	11,364	0.33%		500	630	630
IPS Bio Co., Ltd.	1,975	3.13%		1,000	873	873
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Orano Expansion	5,742,405	4.72%		—	—	—
Common Computer Co., Ltd.	3,856	1.64%		1,000	862	862
Fine Powerex Co., Ltd.	72,633	4.45%		1,500	1,714	1,714
Agencore Co., Ltd.	175,779	6.31%		2,200	2,934	2,934
SamHong Machinery Co., Ltd.	1,543,837	9.13%		7,000	15,099	15,099
Aloha Factory Co., Ltd.	2,970	3.70%		1,000	639	639
Dailyshot Co., Ltd.	1,695	1.64%		1,001	1,205	1,205
Mediquitous Co., Ltd.	5,080	0.48%		1,250	1,546	1,546
Black Materials Co., Ltd.	37,038	8.31%		500	431	431
Monit Co., Ltd.	333,334	14.29%		1,000	853	853
3i Powergen Inc.(*6)	—	15.00%		1,482	—	—
Enersys Co., Ltd.	9,763	19.62%		2,050	337	337
Kalman Co., Ltd.	23,172	9.54%		1,000	821	821
Himet Co., Ltd.	1,754,386	13.93%		5,000	4,182	4,182
PT. Kedap Sayaaq	671	10.00%		18,540	—	—
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pioneer Gas Power Limited (*5)	123,200,010	38.50%		49,831	—	—
Bobaek C&S Co., Ltd.	13,246	0.87%		2,000	2,000	2,000
BDI Co., Ltd. (*3,4)	6,390,478	32.50%		—	—	—
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SAMBO AUTO. Co., Ltd.	15,066	0.02%	￦	38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
Newasia Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Biwang Industry Co., Ltd.	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		27	27	27
Yuil Industrial Electronics Co., Ltd.	804	0.32%		16	16	16
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	32	32
Seen Business and Technology co., Ltd.	29,424	0.73%		147	7	7
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	26	26
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd.	105	0.09%		23	23	23
AceInti Agricultural Co., Ltd.	4	0.02%		5	2	2
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SungLim Industrial Co., Ltd.	29	0.03%	￦	1	1	1
Korea Minerals Co., Ltd.	191	0.05%		135	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Sevenvalley JC	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—
Protronics Co., Ltd.	843	0.42%		84	6	6
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co., Ltd.	47	0.21%		2	2	2
Samdo Industry Electric Co., Ltd.	48	0.02%		1	1	1
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Green Alchemy Co., Ltd.	38,202	1.48%		191	17	17
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co., Ltd.	555	0.80%		3	3	3
Sewo on Bus Co., Ltd.	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Industry Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Wonkwang Door Corp.	575	1.00%		29	29	29
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Sungchang Tech Co., Ltd.	159	0.31%	￦	10	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Caffe Bene Co., Ltd.	1,908	0.03%		9	9	9
Jinhung Packaging Co., Ltd.	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Shinwoo Toptech Co., Ltd.	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Taejin Hi tech Co., Ltd.	78	0.26%		3	3	3
Head win Co., Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Han Mi Flexible Co., Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Sulim Co., Ltd.	30	0.20%		6	6	6

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Shinkwang Engineering	24	0.36%	￦	2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co., Ltd.	7,071	0.07%		14	14	14
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		—	—	—
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		—	—	—
Coco Food Co., Ltd.	648	1.24%		32	32	32
Woori Industry Co., Ltd.	102	1.05%		20	20	20
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Getron Co., Ltd.	7,259	0.20%		36	4	4
JM Tech Co., Ltd.	403	0.67%		81	10	10
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1
SungJin Tech Co., Ltd.	803	1.20%		24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	2	2
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Vorn tech Co., Ltd.	431	0.37%	￦	11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		4	4	4
Irefarm Co., Ltd.	45	0.30%		3	3	3
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		1	1	1
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		15	15	15
Steel focus Co., Ltd.	154	0.20%		4	4	4
Kamada Korea Co., Ltd.	437	0.33%		22	22	22
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		—	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Daesung Stain Co., Ltd.	32	0.32%		2	2	2
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	—	—
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
Loft Garden Co., Ltd.	1	0.04%		—	—	—
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	1,096	0.13%		16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	1	1
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Iksan-guwon Co., Ltd.	563	0.00%	￦	11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4
MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Eunsung Industrial Co., Ltd.	3	0.03%		—	—	—
KPE Co., Ltd.	51	0.19%		13	13	13
Dongbangfarms Co., Ltd.	904	0.55%		41	5	5
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Shinjin International Corporation Co., Ltd.	4	0.01%		1	1	1
RMK Co., Ltd.	63	0.90%		22	22	22
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Seohan Food Co., Ltd.	83	0.19%		2	2	2
JSL Co., Ltd.	51	0.49%		3	3	3
Seil Textile Co., Ltd.	16	0.15%		3	3	3
Sungdo Pack Co., Ltd.	15	0.06%		1	1	1
Coffeenie Co., Ltd.	2	0.00%		—	—	—
Medi Pharma Plan Co., Ltd.	1,075	0.26%		108	7	7
Woori Ascon Co., Ltd.	25	0.34%		10	10	10
Cheonwoo E.P.S Co., Ltd.	371	1.10%		19	19	19
Koa Tech Co., Ltd.	1,244	0.77%		12	12	12
SKE Cable Co., Ltd.	120	0.08%		6	6	6
Hi Korea Co., Ltd.	1,845	1.94%		185	21	21
Daeheung Engineering Co., Ltd.	65	0.01%		1	1	1
Etapol Co., Ltd.	1,361	0.54%		41	41	41
Yoongwon Korea Co., Ltd.	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd.	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd.	59	0.03%		2	2	2
Yuil Engineering Co., Ltd.	14	0.03%		1	1	1
Taesan Co., Ltd.	146	0.69%		35	35	35
Thermo Tec Co., Ltd.	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd.	6	0.02%		1	1	1
SangMoo Steel Co., Ltd.	24	0.04%		2	2	2
Jungin Distribution Co., Ltd.	17	0.00%		3	3	3
TheSun Co., Ltd.	77	0.06%		1	1	1
ChoungHwa Precise Co., Ltd.	428	0.08%		43	4	4
Snopa Co., Ltd.	458	0.01%		5	5	5
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Samhyup Co., Ltd.	376	0.91%		38	38	38
Taekwang Paper Board Co., Ltd.	133	0.49%		23	23	23
NY Tech Co., Ltd.	33	0.15%		2	2	2
Dongbang Metal Co., Ltd.	1,985	0.32%		20	20	20
Guseul Co., Ltd.	89	0.23%		9	9	9
Gaone International Co., Ltd.	54	0.29%		14	14	14
Dongyang Pratech Co., Ltd.	265	1.21%		29	29	29
Samjin Placo Co., Ltd.	661	0.52%		33	33	33

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
MS Steel Industrial Co., Ltd.	167	0.40%	￦	8	8	8
STS Global Co., Ltd.	9	0.04%		—	—	—
Y Tech Co., Ltd.	855	0.65%		34	34	34
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd.	165	0.15%		3	3	3
SFC International Co., Ltd.	11	0.01%		1	1	1
Hana ITM Inc.	8,443	0.70%		84	84	84
Jeuvis Co., Ltd.	191	0.30%		2	2	2
JBM Co., Ltd.	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd.	27	0.08%		2	2	2
MS Precision Co., Ltd.	220	0.16%		22	22	22
YM Tech Co., Ltd.	2	0.01%		—	—	—
C&C ENG Co., Ltd.	439	1.59%		22	22	22
Daejoo E&G Co., Ltd.	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd.	31	0.22%		—	—	—
Shin Heung Precision Co., Ltd.	93	4.63%		4	4	4
TaeGwang P&C Co., Ltd.	530	0.90%		13	13	13
KyeongGwang Tech Co., Ltd.	244	1.04%		7	7	7
Wonil Image Maker Inc.	16	0.04%		—	—	—
Vehicle System Co., Ltd.	225	0.19%		23	23	23
Moohan Enterprise Co., Ltd.	63	0.12%		3	3	3
C&A Industries Co., Ltd.	42,062	0.26%		21	21	21
CH Solution Co., Ltd.	1,456	0.16%		4	4	4
Value Invest Korea Co., Ltd.	8	0.00%		2	2	2
HNT Co., Ltd.	8,567	0.09%		9	9	9
Sunquen Co., Ltd.	4	0.01%		—	—	—
Shabath Co., Ltd.	48	0.04%		6	6	6
Woori Elec Co., Ltd.	102	0.17%		5	5	5
Dong-Yang Special Casting Co., Ltd.	1,027	0.41%		21	21	21
Haegang Industry Co., Ltd.	1,687	1.13%		25	25	25
Daone Co., Ltd.	860	0.23%		9	9	9
Yeowoon Co., Ltd.	3	0.00%		—	—	—
Evertrue Co., Ltd.	15	0.00%		—	—	—
Libechen Co., Ltd.	151	0.13%		8	8	8
Hongin Co., Ltd.	149	0.22%		45	45	45
Neo Life Co., Ltd.	19	0.04%		—	—	—
T-Eng Co., Ltd.	123	1.05%		25	25	25
Badanuri	8	0.10%		2	2	2
Ki Soo Precision Co., Ltd.	325	0.44%		98	27	27
DNGV	5,516	0.14%		11	11	11
BJ Korea	446	0.81%		40	40	40
R&S Co., Ltd.	291	0.61%		4	4	4
Daekyoung Co., Ltd.	85	0.66%		17	17	17
Dongyang Environment	141	0.38%		7	7	7
KEE Co., Ltd.	64	0.63%		13	13	13
Asia Platech Co., Ltd.	932	3.59%		47	47	47
HyoChang Industrial Co., Ltd	10,930	0.59%		5	5	5
Semin Environmental Design Co., Ltd.	14	0.04%		—	—	—
JungAng PNA Co., Ltd.	385	0.61%		8	8	8
CNEGS Co., Ltd.	80	0.07%		7	7	7
HaeDeuRim Co., Ltd.	70	0.41%		11	11	11
CMTI Co., Ltd.	65	0.15%		2	2	2

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
JMT Co., Ltd.	6,133	0.39%	￦	15	15	15
SeJung Precision Industrial Co., Ltd.	141	0.43%		14	14	14
SGTech	30	0.66%		3	3	3
OhBakSaDatkeom Co., Ltd.	52	0.23%		3	3	3
SeongMinSusan Co., Ltd.	371	0.09%		4	4	4
DreamFact Co., Ltd.	77	0.10%		3	3	3
DongSuh Co., Ltd.	18	0.23%		2	2	2
Dondodam Co., Ltd.	262	0.34%		13	13	13
Vision Food Co., Ltd.	1,732	1.00%		87	27	27
A One Metal Co., Ltd.	156	0.89%		16	16	16
ECO Plus Co., Ltd.	2,786	0.91%		3	3	3
DaeWoon Tech Co., Ltd.	106	0.26%		3	3	3
KoWEEO Co., Ltd.	38	0.05%		2	2	2
IK Co., Ltd.	14	0.06%		1	1	1
Eco Join Co., Ltd.	145	0.03%		2	2	2
Yuk Hwawon Co., Ltd.	567	0.25%		11	11	11
Yun Hwawon FND Co., Ltd.	496	0.84%		25	25	25
GoRyeoInSam Co., Ltd.	197	0.41%		30	30	30
HyeJin IND Co., Ltd.	77	0.26%		4	4	4
Cheongsong JungAng Aluminum Co., Ltd.	1,300	0.14%		20	20	20
Easy Tape Co., Ltd.	144	0.30%		14	14	14
Gyeonganaseukon	51	0.85%		10	10	10
Biseullo Co., Ltd.	11	0.03%		1	1	1
Cest Co., Ltd.	152	1.43%		76	76	76
MDT Co., Ltd.	57	0.30%		6	6	6
KDP Sieori Co., Ltd.	511	0.50%		5	5	5
Hanam Industrial Co., Ltd.	87	0.80%		13	13	13
Goryeo Filter Co., Ltd.	31	0.07%		2	2	2
Hungaforming Co., Ltd.	397	0.64%		20	20	20
HyeopJin PL Co., Ltd.	7,889	0.72%		39	39	39
AOS Co., Ltd.	25	0.16%		1	1	1
SamHan Industrial Co., Ltd.	215	0.45%		3	3	3
YangJI EnterPrise Co., Ltd.	16	0.04%		3	3	3
GyungNam Metal Co., Ltd.	698	0.07%		17	17	17
Yoolim industrial Co., Ltd.	1,560	1.98%		234	43	43
Haemirae Co., Ltd.	57	0.25%		4	4	4
KROPC Co., Ltd.	1,297	1.19%		26	26	26
Mirae Seesco Co. Ltd.	17	0.04%		2	2	2
SungMin Industrial Co., Ltd.	229	2.80%		34	34	34
Kunyang Co., Ltd.	44	0.12%		4	4	4
CAT Co., Ltd.	40	0.27%		3	3	3
JeongJin Nurimaru Co., Ltd.	218	1.08%		33	33	33
GeunHo Precision Co., Ltd.	1,770	0.98%		133	47	47
HwaIn Inemtek Co., Ltd.	327	0.60%		43	43	43
TS Steel Co., Ltd.	202	0.13%		20	20	20
SaeHan Food Co., Ltd.	23	0.40%		5	5	5
SamYeong Engineer Co., Ltd.	501	0.55%		10	10	10
GumYoung General Co., Ltd.	6,522	0.06%		13	13	13
SaeUm Global Co., Ltd.	207	0.06%		5	5	5
Work life balance Co., Ltd.	9	0.92%		1	1	1
YuJin Hightech Co., Ltd.	152	0.58%		15	15	15
GOC Co., Ltd.	4,415	0.16%		44	44	44

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Fraijour Queen Co., Ltd.	73	0.56%	￦	3	3	3
Wnt Co., Ltd.	57	0.19%		6	6	6
Tae Gwang Engineer Co., Ltd.	406	2.60%		41	41	41
GSB Co., Ltd.	370	1.03%		37	37	37
MCI Co., Ltd.	760	0.12%		23	23	23
Wonchang steel Co., Ltd.	66	0.16%		7	7	7
GukWon Construction Co., Ltd.	9	0.00%		—	—	—
Friend Co., Ltd.	2,745	0.46%		55	21	21
AppleLind Networks Co., Ltd.	2,417	0.12%		11	11	11
HSC Co., Ltd.	7,174	2.69%		36	36	36
ChangShin Plant Co., Ltd.	108	1.40%		22	22	22
PyeongKang Precision Co., Ltd.	3	0.01%		—	—	—
ShinSung Co., Ltd.	66	0.58%		13	13	13
DreamHightech Co., Ltd.	137	0.16%		7	7	7
WooHo Construction Co., Ltd.	35	0.02%		2	2	2
Seyang Co., Ltd.	229	0.81%		23	23	23
KD Electric Co., Ltd.	202	0.35%		15	15	15
WithU Co., Ltd.	68	0.39%		7	7	7
Home Indus Co., Ltd.	100	0.43%		3	3	3
P&P Industry Co., Ltd.	16	0.00%		—	—	—
JY Co., Ltd.	2,059	1.88%		41	41	41
Good Day Co., Ltd.	239	1.00%		12	12	12
SM Food Co., Ltd.	121	0.64%		6	6	6
Hyowon NV Co., Ltd.	302	0.43%		9	9	9
Glogenic Co., Ltd.	3,920	0.28%		10	10	10
Choco Square Co., Ltd.	2,542	0.02%		1	1	1
GJTec Co., Ltd.	24	0.07%		1	1	1
Mana F&B Co., Ltd.	29	0.09%		1	1	1
Beolgyo Cockle Co., Ltd.	4,542	0.19%		11	11	11
NanoOne Co., Ltd.	178	0.32%		7	7	7
Samyoung Aluminum Co., Ltd.	56	1.11%		7	7	7
JY Electronics Co., Ltd.	71	0.05%		1	1	1
Silla Innotek Co., Ltd.	513	0.78%		51	51	51
Insung Enpla Co., Ltd.	3,526	0.10%		35	35	35
Jeil Chemical Co., Ltd.	263	0.02%		3	3	3
Philip Co., Ltd.	2,391	1.60%		12	12	12
SKB Co., Ltd.	15	0.24%		2	2	2
URO Tech Co., Ltd.	42	0.53%		8	8	8
Kyungsung Industry Co., Ltd.	89	0.08%		9	9	9
Dorim Paper Board Co., Ltd.	846	1.23%		42	42	42
Plintech Co., Ltd.	123	0.62%		15	15	15
Changbo Co., Ltd.	68	0.39%		10	10	10
Youchang Tech Co., Ltd.	61	0.24%		9	9	9
Songcheon Tech Co., Ltd.	124	0.39%		6	6	6
Saehan Co., Ltd.	28	0.41%		3	3	3
Cusp Co., Ltd.	26	0.03%		3	3	3
Woobang Co., Ltd.	8	0.00%		8	8	8
Miju Steel Co., Ltd.	1,097	0.23%		50	50	50
Kkum & Deul Co., Ltd.	—	0.18%		15	15	15
Istec Co., Ltd.	82	0.40%		4	4	4
Porex Co., Ltd.	1906	0.19%		19	19	19

	2025
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
K-Pro System Co., Ltd.	8	0.08%	￦	1	1	1
Sunmi Co., Ltd.	4	0.06%		2	2	2
Daewon MT Co., Ltd.	6	0.02%		1	1	1
Kyungdong Meat Co., Ltd.	294	0.49%		10	10	10
Enbiodime Co., Ltd.	794	0.60%		12	12	12
Juwon Agricultural Co., Ltd.	280	0.86%		14	14	14
Ildung Korea Co., Ltd.	1,462	0.27%		29	29	29
Daemyung Industry Co., Ltd.	97	0.32%		5	5	5
Living Square Co., Ltd.	17	0.09%		1	1	1
SP Sungbo Co., Ltd.	61	0.39%		12	12	12
L&RP Co., Ltd.	63	0.20%		1	1	1
Joyful Co., Ltd.	30	0.13%		2	2	2
Suyeong Metal Co., Ltd.	4,378	4.27%		219	219	219
Eins Gratech Co., Ltd.	863	2.76%		30	30	30
Gaga Farm Co., Ltd.	7	0.01%		—	—	—
HS Tech Co., Ltd.	269	0.62%		13	13	13
KG Industry Development Co., Ltd.	60	0.30%		16	16	16
JK Metal Material Co., Ltd.	810	1.17%		41	41	41
Ganggyeong Pack Co., Ltd.	51	0.18%		3	3	3
Moduyeoneunsesang Co., Ltd.	15	0.19%		2	2	2
Samil Frame Co., Ltd.	113	0.26%		6	6	6
Samyoung M-TEK Co., Ltd.	321	1.15%		32	32	32
Gwanmun Industry Co., Ltd.	77	0.10%		16	16	16
Focus Engineer Co., Ltd.	241	0.13%		12	12	12
Adic Co., Ltd.	174	0.02%		1	1	1
Sunil Corporation Co., Ltd.	79	0.56%		8	8	8
Pchef Korea Co., Ltd.	8	0.11%		3	3	3
Busan Meat Processing Center Co., Ltd.	35	0.30%		4	4	4
Ain Co., Ltd.	25	0.46%		3	3	3
SLTE Co., Ltd.	868	1.62%		87	87	87
SMC Global Co., Ltd.	76	0.41%		4	4	4
Ereh Tech Co., Ltd.	87	0.12%		17	17	17
Yechan Retail Co., Ltd.	462	0.39%		12	12	12
Yuil Precision Co., Ltd.	75	0.10%		8	8	8
Youngmaru Livestock Co., Ltd.	2	0.01%		1	1	1
BSD Co., Ltd.	39	0.11%		4	4	4
JPS Co., Ltd.	1,015	0.04%		5	5	5
Seokrim Industry Co., Ltd.	270	0.90%		27	27	27
Hanmadang Co., Ltd.	103	0.47%		11	11	11

				349,588	363,128	363,128

Debt securities (*1)
Aron Flying Ship Co., Ltd.	—	—	￦	491	—	—
Ino Platech Co., Ltd.	—	—		1,080	1,278	1,278
Daebon Tech Co., Ltd.	—	—		3,000	3,516	3,516

				4,571	4,794	4,794

			￦	680,160	885,173	885,173

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the income approach and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2025.

(*3)
The Company acquired shares in the entity through conversion of investments performed in accordance with corporate rehabilitation procedures before the prior year, and classified the investments in the entity as financial assets at fair value through other comprehensive income as the Company does not hold a significant influence over the entity until the corporate rehabilitation procedures are completed.

(*4)	During the year ended December 31, 2024 , BDI Co., Ltd. was delisted as the Court dismissed the application for temporary injunction requiring the suspension of delisting decision and others.

(*5)
The entity entered corporate rehabilitation procedures during the prior year. The Company classified the investment in the entity as a financial assets at fair value through other comprehensive income, as the Company does not hold a significant influence over the entity until the corporate rehabilitation procedures are completed. As of December 31, 2025, the liquidation process is in progress, and the book value of the investment has been measured at zero, considering its recoverability.

(*6)	The Company has recognized an impairment loss on 3i Powergen Inc. for the difference between the carrying amount and the recoverable amount, due to the discontinuation of its operations.